Related party transactions	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Related party transactions

Note 17. Related party transactions

Polar Charge AB and its subsidiaries

For the six months ended June 30, 2026, and 2025, Einride has sold and purchased goods and services with the Polar Charge AB, where a senior executive from Einride is a member of the board of directors and the Group owns a 9% equity stake.

Einride constructs charging stations on behalf of Polar Charge Group and invoices directly for the costs incurred in construction of such stations and also leases sites directly from Polar Charge AB and makes the required periodic lease payments.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External costs invoiced to Polar Charge AB	2,252	53
Lease payments made to Polar Charge AB	3,728	3,416

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	213
Trade payables	2,355	122
Lease liability	106,546	107,205
Right-of-use asset	96,381	99,132

Fees to the Board

The chairman and two other board members received the following fees set out below:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Consultancy fees	2,532	4,722
Board member compensation	776	394
Total	3,308	5,116

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	-	23

Shares issued to a Director

Pursuant to an advisory agreement, dated June 3, 2025, by and between Einride and Lorne Abony, at that time director of Einride, Einride agreed to pay Mr. Abony up to USD 275,000 for certain advisory services in connection with the Business Combination and a success fee upon consummation of the Business Combination and the PIPE Investment equal to 0.8% of the Einride Shareholders’ percentage ownership in the post-closing company. On the closing day Einride issued 1,013,620 ordinary shares to the Director and recognized a cost for the issuance of SEK 104,114 thousand.

Disposal of Design business to a related party

On December 23, 2025, the Company entered into a business transfer agreement with a related party, to divest the Company’s Design business, a separately identifiable business segment with its own financial monitoring, staff and customer relationships. The transaction closed on February 13, 2026.

The purchase price was SEK 33,254 thousand, settled in cash on the closing date. The disposal resulted in a realized gain before tax of SEK 32,543 thousand.

In connection with the disposal, the Company also (i) entered into a three-year service agreement under which it commits to purchase services from the purchasing company,(ii) acquired a 19% equity interest in the new company, amounting SEK 7,500 thousand, and (iii) entered into a sub-lease agreement for the new company’s office space. These arrangements were assessed, supported by an independent valuation and were considered in concluding that the full purchase price relates to the transferred business. As the purchasing company is a related party, the transaction and the associated agreements are disclosed as a related party transaction.

For the six months ended June 30, 2026, the group have had following transactions with the new company, Navisalma Design AB:

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Recharges and rent to Navisalma Design	902	-
Service fee charges from Navisalma Design	5,565	-

At the reporting date the following amounts were outstanding:

	As of June 30,	As of December 31,
(SEK in thousand)	2026	2025
Trade receivables	325	-
Trade payables	4,713	-